Income Taxes - Tax Carryforward (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Total tax carryforwards	CAD 1,235	CAD 912
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	322
Unrecognized in the consolidated financial statements	(76)
Total tax carryforwards	246
Foreign
Tax Credit Carryforward [Line Items]
Operating loss carryforward	862
Tax carryforward, gross	991
Unrecognized in the consolidated financial statements	(2)
Total tax carryforwards	989
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	76
Capital loss | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	3
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	244
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	CAD 126